RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS [Abstract]
Remuneration of Directors and Key Management Personnel	The remuneration of directors and key management personnel is as follows:

	2021 $	2020 $	2019 $
Consulting fees	-	372,066	322,656
Management fees	1,808,250	305,158	163,800
Salaries and wages	78,751	-	-
Share-based compensation	231,016	295,786	-
	2,118,017	973,010	486,456